Stock based compensation (Details 4) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2014 $ / shares shares		Dec. 31, 2014 € / shares shares	Dec. 31, 2013 $ / shares shares		Dec. 31, 2013 € / shares shares	Dec. 31, 2012 $ / shares shares		Dec. 31, 2012 € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Free of Charge Share Award Available for Grant -Beginning Balance	628,000		628,000	735,000		735,000	275,000		275,000
Options authorized, Share Available for Grant	1,700,000		1,700,000	600,000		600,000	1,000,000		1,000,000
Cancelled, Share Available for Grant	(628,000)		(628,000)	(10,000)		(10,000)
Granted, Shares Available For Grant	(669,500)		(669,500)	(710,000)		(710,000)	(550,000)		(550,000)
Exercised, Shares Available For Grant	0		0				0		0
Forfeited, Shares Available For Grant	0		0	13,000		13,000	10,000		10,000
Balance, Free of Charge Share Award Available for Grant - Ending Balance	1,030,500		1,030,500	628,000		628,000	735,000		735,000
Balance, Free of Charge Share Award Granted and Outstanding -Beginning Balance	3,334,990		3,334,990	3,272,490		3,272,490	3,140,990		3,140,990
Options authorized, Options Granted and Outstanding	0		0	0		0	0		0
Cancelled, Options Granted and Outstanding	0		0	0		0
Granted, Options Granted and Outstanding	669,500		669,500	710,000		710,000	550,000		550,000
Exercised, Options Granted and Outstanding	(550,750)		(550,750)				(195,000)		(195,000)
Forfeited, Options Granted and Outstanding	(955,500)		(955,500)	(647,500)		(647,500)	(223,500)		(223,500)
Balance, Free of Charge Share Award Granted and Outstanding - Ending Balance	2,498,240		2,498,240	3,334,990		3,334,990	3,272,490		3,272,490
Balance,Weighted Average Fair Value - Beginning Balance | (per share)	$ 11.84	[1]	€ 9.17	$ 13.79	[1]	€ 10.90	$ 14.65	[1]	€ 11.66
Options Authorized, Weighted Average Exercise Price | (per share)	0	[1]	0	0	[1]	0	0	[1]	0
Cancelled, Weighted Average Exercise Price | (per share)	0	[1]	0	0	[1]	0
Granted, Weighted Average Exercise Price | (per share)	16.30	[1]	13.15	5.97	[1]	4.36	5.97	[1]	4.67
Exercised, Weighted Average Exercise Price | (per share)	6.28	[1]	4.57				2.04	[1]	2.33
Forfeited, Weighted Average Exercise Price | (per share)	19.19	[1]	15.00	15.29	[1]	12.63	16.88	[1]	13.69
Balance, Weighted Average Fair Value - Ending Balance | (per share)	$ 11.45	[1]	€ 9.02	$ 11.84	[1]	€ 9.17	$ 13.79	[1]	€ 10.90

[1]	Historical exchange rate at date of grant